Intangible assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of goodwill based on cash-generating units
The detail of Intangible Assets - Goodwill at 30 June 2021 and 31 December 2020, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2021	31-12-2020
Banco Santander (Brazil)	3,386	3,109
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,314	1,314
Santander Bank Polska	1,114	1,104
Santander Portugal	1,040	1,040
Santander España	1,027	1,027
Santander Consumer USA	935	904
Santander UK	619	592
Santander Bank National Association	614	594
Banco Santander Chile	577	571
Grupo Financiero Santander (Mexico)	414	399
Santander Consumer Nordics	220	216
Other entities	150	157
Total Goodwill	12,854	12,471